INCOME TAX - Components Of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components Of Income Tax Expenses
Current income tax expenses	¥ 257,096		¥ 108,488	¥ 427
Deferred income tax expenses	8,538	$ 1,170	14,083	9,324
Total	¥ 265,634	$ 36,392	¥ 122,571	¥ 9,751